Income Tax (Details) - Schedule of Numerical Reconciliation of Income Tax Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Numerical Reconciliation of Income Tax Expenses [Abstract]
Profit (loss) before income tax	$ 3,045,248	$ 2,280,358	$ (16,888)
Tax effect at the Hong Kong profits tax rate of 16.5%	502,466	376,259	(2,787)
Tax effect of preferential tax rate	(21,154)	(21,154)
Tax effect of tax loss not previously recognized			(3,106)
Non-deductible expenditure	153,475	8,251
Over provision in previous years	(26,865)
Tax effect of tax reduction	(769)	(769)
Total	$ 607,153	$ 362,587	$ (5,893)